FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1.  Investment Company Act File Number: 811-22280

Date of Notification: August 19, 2013

2.  Exact name of investment company as specified in registration statement:

GOLDMAN SACHS CREDIT STRATEGIES FUND

3.  Address of principal executive office:

71 South Wacker Drive

Chicago, Illinois 60606

A.  ☒  The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.   ☐  The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.   ☐  The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:    /s/ Caroline Kraus

Caroline Kraus

Secretary

GOLDMAN SACHS CREDIT STRATEGIES FUND

SHAREHOLDER REPURCHASE OFFER NOTICE

August 19, 2013

Dear Goldman Sachs Credit Strategies Fund Shareholder:

The Goldman Sachs Credit Strategies Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods. To provide shareholders with some liquidity, the Fund has a quarterly share repurchase program to repurchase a portion of its outstanding shares at Net Asset Value (NAV) on the Repurchase Pricing Date, as defined in the enclosed Repurchase Offer Terms.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action.

Please note that the Fund’s quarterly repurchase offer will begin on August 19, 2013 and ends on the Repurchase Request Deadline at the Fund’s close of business, which is the close of business of the New York Stock Exchange (normally at 4:00 p.m. ET) on September 20, 2013.

If you wish to tender your shares for cash or exchange your shares for Class A shares of certain other funds included in the Goldman Sachs mutual fund complex in conjunction with this repurchase offer, you can do so by:

(i)	Completing the enclosed Repurchase Request Form and ensuring that it is received in proper form by Goldman, Sachs & Co., the Fund’s transfer agent (the “Transfer Agent”), prior to the Repurchase Request Deadline (as noted above);
(ii)	Calling shareholder services at 1.800.526.7384 no later than the Repurchase Request Deadline (as noted above). As described further in the Fund’s Prospectus, certain conditions may apply and additional documentation may be required; OR
(iii)	Contacting your financial adviser (if applicable).

Please note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

The Repurchase Request Deadline will be strictly observed. If you fail to submit your repurchase request in proper form to the Transfer Agent prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for additional information. If you have any questions, a service representative is available by calling 1.800.526.7384. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.

As always, we value our relationship with you and hope to continue to serve your investment needs.

Regards,

Goldman Sachs Funds

CRSTRATREG 09-13

REPURCHASE OFFER TERMS

1.  The Offer.    Goldman Sachs Credit Strategies Fund (the “Fund”) is offering to repurchase for cash up to ten percent (10%) of the aggregate of its issued and outstanding Shares on the Repurchase Request Deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) determined as of the close of the New York Stock Exchange (the “Exchange”) on the Repurchase Pricing Date (described below), upon the terms and conditions set forth in (i) these Repurchase Offer Terms, (ii) the Goldman Sachs Credit Strategies Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), (iii) the Fund’s Prospectus, and (iv) the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide some liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, registered investment adviser, financial institution or other institution (“Authorized Institution”), or otherwise by a nominee, such Authorized Institution may charge a transaction fee for submitting a repurchase request for you.

2.  Net Asset Value.    You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your repurchase request and the Repurchase Request Deadline and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a repurchase request. Please call shareholder services at 1.800.526.7384 for current NAV information. Shares of the Fund earn dividends declared on the day the Shares are repurchased. On August 12, 2013, the net asset value per share of the Fund was $10.69.

3.  Repurchase Request Offer Period and Repurchase Request Deadline.    This quarter’s Offer begins on August 19, 2013. All tenders of Shares for repurchase must be received in proper form by Goldman, Sachs & Co., the Fund’s transfer agent (the “Transfer Agent”), or your Authorized Institution, between August 19, 2013 and before the Fund’s close of business, which is the close of business of the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern Time, but the Exchange may close earlier on certain days) on September 20, 2013, (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.

The Fund will not accept any alternative, conditional or contingent tenders for repurchase. All tendering shareholders, by execution of the Repurchase Request Form, waive any right to receive any notice of the acceptance of their tender.

4.  Repurchase Pricing Date.    The Fund anticipates that the date on which the Fund’s Net Asset Value applicable to the Offer is determined (the “Repurchase Pricing Date”) normally will be the same date as the Repurchase Request Deadline. The Fund, however, may choose to make the Repurchase Pricing Date for the Offer (i) earlier pursuant to applicable law or (ii) as many as 14 calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day. If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s Net Asset Value (and thus the price that your Repurchase will receive) per share may fluctuate between those dates.

5.  Payment for Shares Repurchased.    The Fund expects to distribute repurchase proceeds in cash to shareholders between one and three business days and will distribute such repurchase payments no later than seven calendar days after each Repurchase Pricing Date.

6.  Repurchase Charge.    The Fund does not currently charge a special handling or processing fee for repurchases. Your Authorized Institution may charge a transaction fee in connection with submitting a repurchase request.

7.  Increase in Number of Shares Repurchased; Pro Rata Repurchase.    If the Offer is oversubscribed such that shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the

Fund is offering to repurchase by up to an additional 2% of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, including, when applicable, the additional up to 2% of Shares described above, the Fund is required to repurchase the Shares tendered on a pro rata basis, rounded down to the nearest .001 of a Share. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that period. You must submit a new repurchase request for that offer. Any subsequent offer may also be oversubscribed.

8.  Withdrawal or Modification of Number of Shares to be Repurchased.    Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the Fund’s close of business, which is the close of business of the Exchange (normally 4:00 p.m., Eastern Time, but the Exchange may close earlier on certain days) on the Repurchase Request Deadline. If your Shares are held for you by your Authorized Institution or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Transfer Agent, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares and the number of Shares to be withdrawn or the modified number of Shares to be tendered. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call shareholder services at 1.800.526.7384 or contact your Authorized Institution or financial adviser.

9.  Suspension or Postponement of Repurchase Offer.    The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only in the following limited circumstances:

(a)  during any period in which the Exchange or any other market on which the Fund’s portfolio securities are traded is closed, other than customary weekend and holiday closings, or trading in those markets is restricted; or

(b)  during an emergency that makes it impractical for the Fund to dispose of securities it owns or determine the net asset value of Fund Shares; or

(c)  if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or

(d)  during other periods as the Securities and Exchange Commission permits the suspension or postponement of offers by the Fund for the protection of its shareholders.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.  Tax Consequences.    Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase offer. The Fund intends to take the position that shareholders tendering shares will qualify for sale or exchange treatment. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as capital gain or loss by shareholders that hold their shares as a capital asset. If the sale is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate increase in the Fund has been increased as a result of the tender.

Withholding on Non-U.S. Shareholders.    The Transfer Agent will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder unless the non-U.S. shareholder has provided to the Transfer Agent an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding on dividends. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

Transfer Taxes.    The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), or (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s), then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the Purchase Price by the Transfer Agent unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

11.  Documents in Proper Form.    All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund’s interpretations of the terms and conditions of the Offer will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. The Fund and Goldman, Sachs & Co. will not be liable for any loss incurred in the event that the Fund accepts unauthorized telephone instructions or repurchase requests that the Fund reasonably believes to be genuine.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.gs.com, call shareholder services at 1.800.526.7384, or contact your Authorized Institution or financial adviser.

Dated: August 19, 2013

GOLDMAN SACHS CREDIT STRATEGIES FUND

REPURCHASE REQUEST FORM

This Repurchase Request Form (together with all other required documents) must be received by the Transfer Agent on or before the Repurchase Request Deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms.

SECTION 1: SHAREHOLDER INFORMATION

Fund Account No.:

Shareholder Information (please fill in exactly as listed on your account statement)

Name of Registered Shareholder:

Street Address:

City, State & Zip:

Social Security/Tax Identification No.:                    Daytime Phone Number of Registered Owner:

                                                                                                                                                                _

PLEASE CIRCLE CASH OR EXCHANGE (then check next to preferred option)

Cash:    Option A:          (ALL) I hereby tender ALL of my Shares of the Fund.

Option B:          (Partial tender) I hereby tender                       Shares of the Fund.

Option C:          (Dollars) I hereby tender that number of Shares of the Fund necessary to

receive $                            from the Fund.

Send proceeds to (check one):         Check to Address of Record [see requirements in

section 3(D)(i)]

        Account Wire Instructions

— OR —

Exchange:    I elect to have the proceeds from such tender invested into Class A shares of another Goldman Sachs Fund. Please refer to the appropriate Goldman Sachs Fund prospectus for fee and other information regarding such fund. Please contact shareholder services at 1.800.526.7384 if you have any questions.

Exchange ‘TO’ fund name and account number

Option A:          (ALL) I hereby exchange ALL of my Shares of the Fund

Option B:          (Partial tender) I hereby exchange                   Shares of the Fund

Option C:          (Dollars) I hereby exchange that number of Shares of the Fund

necessary to have $                    invested into shares of the above

designated fund.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY CASH OR EXCHANGE OR THAT DOES NOT SPECIFY ALL, A NUMBER OF SHARES OR AN AMOUNT OF DOLLARS WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.
4.	Additional legal or other documentation or information may be required. Please contact Shareholder Services at 1.800.526.7384.

SECTION 2: SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS

To be completed ONLY if any checks or wires are to be sent to someone other than the registered holder of the Shares tendered herewith AND/OR any checks are to be sent to an address other than the registered address of the registered owner of the Shares shown above in Section 1.

Check Information	Domestic Bank Wire Information
Mailing: If you would like the check mailed to an address other than the account registration, please provide the following: Name(s): (Please Print) Address: _ _ (City, State, & Zip Code)	Wire Proceeds To: ☐ Checking ☐ Savings Bank Name Address: _ _ (City, State, & Zip Code) ABA Routing No.: Account No.: Bank Account Registration: _ (Name) Please attach a voided check or deposit slip.

A MEDALLION SIGNATURE GUARANTEE MUST BE COMPLETED IN SECTION 3 OF THIS

REPURCHASE REQUEST FORM IF THIS SECTION 2 IS COMPLETED.

A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

SECTION 3: SIGNATURES

A.	By signing this Repurchase Request Form, you represent that you have read the Repurchase Offer Notice, Repurchase Offer Terms, the Fund’s Prospectus, and the Repurchase Request Form, which together constitute the terms and conditions of the Offer.
B.	The undersigned hereby tenders to the Goldman Sachs Credit Strategies Fund (the “Fund”), the common shares of beneficial interest, par value $0.001 per share, which are offered in one class of Shares, of the Fund described below in Section 1, at a price equal to the respective net asset value per Share determined as of the Repurchase Pricing Date (as described in the Repurchase Offer Terms), upon the terms and conditions set forth in the Repurchase Offer Notice, the Repurchase Offer Terms and the Fund’s Prospectus, the receipt of which is hereby acknowledged, and in this Repurchase Request Form (which together constitute the “Offer”).
C.	This Repurchase Request Form must be signed by the registered owner(s) of the Shares tendered hereby or by the person(s) authorized to become the registered owner(s) by documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, officer of a corporation or another acting in a fiduciary or representative capacity, set forth the name and full title of such authorized signor and include the required additional legal documentation regarding the authority of the signor. If the Shares are held of record by two or more joint owners, each such owner must sign this Repurchase Request Form. For questions regarding appropriate documentation, please call shareholder services at 1.800.526.7384.
D.	Your signature MUST be medallion signature guaranteed and you MUST complete the Medallion signature guarantee in this Section 3 if (i) the value of the Shares tendered herewith pursuant to the Offer is greater than $50,000 and the proceeds of which will be paid by check, (ii) this Repurchase Request Form is signed by someone other than the registered holder of the Shares tendered herewith, or (iii) you have completed Section 2 of this Repurchase Request Form. For information as to what constitutes an acceptable guarantee call shareholder services at 1.800.526.7384.

Signature(s) of Owner(s) Exactly as Registered

Date:            /            /

Signature(s) of Owner(s) Exactly as Registered

Date:            /            /

MEDALLION SIGNATURE GUARANTEE

_

_

_

(Affix signature guarantee stamp above if required)

IF YOUR SHARES ARE HELD IN YOUR OWN NAME, SEND TO THE ADDRESS BELOW.

FOR ADDITIONAL INFORMATION CALL: 1.800.526.7384.

Delivery to an address other than that shown below does not constitute valid delivery. Please allot sufficient time for delivery.

Repurchase requests not received by the Fund by the Repurchase Request Deadline will not be processed.

For regular mail: GOLDMAN SACHS FUNDS	For overnight mail: GOLDMAN SACHS FUNDS
Attn: Credit Strategies Fund Repurchase Offer	Attn: Credit Strategies Fund Repurchase Offer
P.O. Box 219711	330 West Ninth Street
Kansas City, MO 64121-9711	Poindexter Building, 1ST Floor
Kansas City, MO 64105

GOLDMAN SACHS CREDIT STRATEGIES FUND

SHAREHOLDER REPURCHASE OFFER NOTICE

August 19, 2013

Dear Goldman Sachs Credit Strategies Fund Shareholder:

The Goldman Sachs Fund is a closed-end interval fund offering shares that are not redeemable daily for cash. You can generally only tender shares for repurchase during one of the Fund’s scheduled quarterly repurchase offer periods. To provide shareholders with some liquidity, the Fund has a quarterly share repurchase program to repurchase a portion of its outstanding shares at Net Asset Value (NAV) on the Repurchase Pricing Date, as defined in the enclosed Repurchase Offer Terms.

If you are not interested in tendering your shares for repurchase at this time, you may disregard this letter and take no action.

Please note that the Fund’s quarterly repurchase offer will begin on August 19, 2013 and ends on the Repurchase Request Deadline at the Fund’s close of business, which is the close of business of the New York Stock Exchange (normally at 4:00 p.m. ET) on September 20, 2013.

If you decide to tender shares for repurchase, please also note that a repurchase of shares by the Fund may be a taxable event; consult your financial adviser or tax adviser for more information.

If you wish to tender your shares for cash or exchange your shares for Class A shares of certain other funds included in the Goldman Sachs mutual fund complex in conjunction with this repurchase offer, you can do so by contacting your broker-dealer, registered investment adviser, financial institution or other institution (“Authorized Institution”). You will need to ask your Authorized Institution or nominee to submit the repurchase request for you and provide all of the information that Authorized Institution or nominee requires. Certain Authorized Institutions may set times prior to the Repurchase Request Deadline by which they must receive all documentation relating to repurchase requests and may require additional information.

The Repurchase Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in proper form to your Authorized Institution or (ii) your Authorized Institution fails to submit your request to the Fund by the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares would be subject to NAV fluctuation during that time.

Please refer to the Fund’s Prospectus and the enclosed Repurchase Offer Terms for additional information. If you have any questions, please contact your Authorized Institution or other financial adviser. The enclosed documents apply to the current repurchase offer period, and new documents will be mailed in connection with subsequent quarterly repurchase offers.

As always, we value our relationship with you and hope to continue to serve your investment needs.

Regards,

Goldman Sachs Funds

CRSTRATBEN 09-13

REPURCHASE OFFER TERMS

1.  The Offer.    Goldman Sachs Credit Strategies Fund (the “Fund”) is offering to repurchase for cash up to ten percent (10%) of the aggregate of its issued and outstanding Shares on the Repurchase Request Deadline (described below) at a price equal to the respective net asset value (“NAV” or “Net Asset Value”) determined as of the close of the New York Stock Exchange (the “Exchange”) on the Repurchase Pricing Date (described below), upon the terms and conditions set forth in (i) these Repurchase Offer Terms, (ii) the Goldman Sachs Credit Strategies Fund Shareholder Repurchase Offer Notice (the “Repurchase Offer Notice”), (iii) the Fund’s Prospectus, and (iv) the related Repurchase Request Form. Together those documents constitute the “Offer.” The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The purpose of the Offer is to provide some liquidity to shareholders since the Fund is unaware of any secondary market which exists for the Shares. The Fund currently does not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your broker-dealer, registered investment adviser, financial institution or other institution (“Authorized Institution”), or otherwise by a nominee, such Authorized Institution may charge a transaction fee for submitting a repurchase request for you.

2.  Net Asset Value.    You must determine whether to tender Shares prior to the Repurchase Request Deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The Net Asset Value may fluctuate between the date you submit your repurchase request and the Repurchase Request Deadline and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The Net Asset Value on the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a repurchase request. Please call shareholder services at 1.800.526.7384 for current NAV information. Shares of the Fund earn dividends declared on the day the Shares are repurchased. On August 12, 2013, the net asset value per share of the Fund was $10.69.

3.  Repurchase Request Offer Period and Repurchase Request Deadline.    This quarter’s Offer begins on August 19, 2013. All tenders of Shares for repurchase must be received in proper form by Goldman, Sachs & Co., the Fund’s transfer agent (the “Transfer Agent”), or your Authorized Institution, between August 19, 2013 and before the Fund’s close of business, which is the close of business of the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern Time, but the Exchange may close earlier on certain days) on September 20, 2013, (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be strictly observed.

The Fund will not accept any alternative, conditional or contingent tenders for repurchase. All tendering shareholders, by execution of the Repurchase Request Form, waive any right to receive any notice of the acceptance of their tender.

4.  Repurchase Pricing Date.    The Fund anticipates that the date on which the Fund’s Net Asset Value applicable to the Offer is determined (the “Repurchase Pricing Date”) normally will be the same date as the Repurchase Request Deadline. The Fund, however, may choose to make the Repurchase Pricing Date for the Offer (i) earlier pursuant to applicable law or (ii) as many as 14 calendar days after the Repurchase Request Deadline. If that day is not a regular business day, then the Repurchase Pricing Date will be the following regular business day. If the Fund were to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the Fund’s Net Asset Value (and thus the price that your Repurchase will receive) per share may fluctuate between those dates.

5.  Payment for Shares Repurchased.    The Fund expects to distribute repurchase proceeds in cash to shareholders between one and three business days and will distribute such repurchase payments no later than seven calendar days after each Repurchase Pricing Date.

6.  Repurchase Charge.    The Fund does not currently charge a special handling or processing fee for repurchases. Your Authorized Institution may charge a transaction fee in connection with submitting a repurchase request.

7.  Increase in Number of Shares Repurchased; Pro Rata Repurchase.    If the Offer is oversubscribed such that shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the

Fund is offering to repurchase by up to an additional 2% of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, including, when applicable, the additional up to 2% of Shares described above, the Fund is required to repurchase the Shares tendered on a pro rata basis, rounded down to the nearest .001 of a Share. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own. In the event of an oversubscribed Offer, you may be unable to liquidate some or all of your investment. You may have to wait until a subsequent quarterly repurchase offer to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of Net Asset Value fluctuations during that period. You must submit a new repurchase request for that offer. Any subsequent offer may also be oversubscribed.

8.  Withdrawal or Modification of Number of Shares to be Repurchased.    Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the Fund’s close of business, which is the close of business of the Exchange (normally 4:00 p.m., Eastern Time, but the Exchange may close earlier on certain days) on the Repurchase Request Deadline. If your Shares are held for you by your Authorized Institution or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. With respect to Shares held directly, shareholders seeking to modify or withdraw their tender of Shares must send to the Transfer Agent, at the address noted in the Repurchase Request Form, a notice of withdrawal or notice of modification, as applicable, that specifies the name of the person withdrawing or modifying a tender of Shares and the number of Shares to be withdrawn or the modified number of Shares to be tendered. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Offer. However, withdrawn Shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call shareholder services at 1.800.526.7384 or contact your Authorized Institution or financial adviser.

9.  Suspension or Postponement of Repurchase Offer.    The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only in the following limited circumstances:

(a)  during any period in which the Exchange or any other market on which the Fund’s portfolio securities are traded is closed, other than customary weekend and holiday closings, or trading in those markets is restricted; or

(b)  during an emergency that makes it impractical for the Fund to dispose of securities it owns or determine the net asset value of Fund Shares; or

(c)  if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; or

(d)  during other periods as the Securities and Exchange Commission permits the suspension or postponement of offers by the Fund for the protection of its shareholders.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

10.  Tax Consequences.    Shareholders should review the tax information in the Fund’s Prospectus and Statement of Additional Information. Shareholders should consult their tax advisors regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase offer. The Fund intends to take the position that shareholders tendering shares will qualify for sale or exchange treatment. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as capital gain or loss by shareholders that hold their shares as a capital asset. If the sale is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the Shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be received by non-tendering shareholders whose proportionate increase in the Fund has been increased as a result of the tender.

Withholding on Non-U.S. Shareholders.    The Transfer Agent will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder unless the non-U.S. shareholder has provided to the Transfer Agent an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding on dividends. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

Transfer Taxes.    The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to any person other than the registered owner(s), or (b) (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person other than the registered owner(s), then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the Purchase Price by the Transfer Agent unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

11.  Documents in Proper Form.    All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund’s counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund’s interpretations of the terms and conditions of the Offer will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Goldman Sachs Asset Management, L.P., Goldman, Sachs & Co. or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. The Fund and Goldman, Sachs & Co. will not be liable for any loss incurred in the event that the Fund accepts unauthorized telephone instructions or repurchase requests that the Fund reasonably believes to be genuine.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Repurchase Request Form or in the Fund’s Prospectus.

For a copy of the Fund’s Prospectus or for other information, visit www.gs.com, call shareholder services at 1.800.526.7384, or contact your Authorized Institution or financial adviser.

Dated: August 19, 2013